SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	1,348,477	97,069	122,664	63,752,389
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	38,951	38,751	38,951	11,631
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	1,177,305	22,404	497,912
Series A convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	108			5,654,072
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	132,114	35,913	35,801	9,145